COMMITMENTS AND CONTINGENT LIABILITIES (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) € / Unit $ / PerUnitSold	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€) € / Unit $ / PerUnitSold
Future payments:
Operating lease obligations	$ 42
Royalties:
Royalties provision	$ 521	$ 577
ASIC designer [Member]
Royalties:
Royalties payable per unit sold | $ / PerUnitSold	0.53			0.53
Maximum royalties payable	$ 210
Royalties provision	$ 139	159
ASIC designer [Member] | Euro [Member]
Royalties:
Royalties payable per unit sold | € / Unit	0.50			0.50
Maximum royalties payable | €				€ 200
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Royalties:
Royalties provision	$ 382	418
OCS [Member]
Royalties:
Funding	5,100
Contingent liability	5,300
BIRD Foundation [Member]
Royalties:
Maximum royalties payable	900
Funding	$ 127
Royalty repayment, percentage of products sold	5.00%			5.00%
Contingent liability	$ 127
Refund expenses	12
Office facilities [Member]
Leases:
Rent expense	78	$ 67	$ 60
Future payments:
Operating lease obligations	13
Vehicles [Member]
Future payments:
2017	140
2018	80
2019	5
Monthly lease expense	15
Operating lease obligations	$ 29
Minimum [Member] | OCS [Member]
Royalties:
Royalty repayment, percentage of products sold	3.00%			3.00%
Minimum [Member] | Vehicles [Member]
Leases:
Term	32 months
Maximum [Member] | OCS [Member]
Royalties:
Royalty repayment, percentage of products sold	5.00%			5.00%
Maximum [Member] | Vehicles [Member]
Leases:
Term	36 months